Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Cash Flow Supplemental Disclosures Table Text Block

(In thousands)	2013	2012	2011

Income taxes paid	$51,047	$189,468	$171,818
Interest paid	318,342	388,250	517,980
Non-cash activities:
Loans transferred to other real estate	$228,009	$294,993	$229,064
Loans transferred to other property	33,997	25,685	26,148
Total loans transferred to foreclosed assets	262,006	320,678	255,212
Transfers from loans held-in-portfolio to loans held-for-sale	448,143	141,378	122,326
Transfers from loans held-for-sale to loans held-in-portfolio	27,016	10,325	28,535
Loans securitized into investment securities[1]	1,391,594	1,330,743	1,101,800
Trades receivables from brokers and counterparties	71,680	137,542	69,535
Recognition of mortgage servicing rights on securitizations or asset transfers	19,262	18,495	19,971
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	194,514	-	102,353
[1]	Includes loans securitized into trading securities and subsequently sold before year end.